FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of gross holding gains and fair value of held-to-maturity securities

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain (Loss)	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 3/11/2021)	1	$250,002,375	$(12,605)	$249,989,770

Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		September 30,	December 31,
	Level	2022	2021
Assets:
Cash and investments held in Trust Account – Treasury Trust Money Market Fund	1	$251,018,841	$250,007,295
Liabilities:
Warrant Liabilities - Public Warrants	1	$500,000	$4,333,333
Warrant Liabilities - Private Placement Warrants	3	$296,000	$2,565,333

		December 31,	December 31,
	Level	2020	2021
Assets:
Marketable Securities held in Trust Account – Treasury Trust Money Market Fund	1	$—	$250,007,295

Liabilities:
Warrant Liabilities - Public Warrants	1	$—	$4,333,333
Warrant Liabilities - Public Warrants	3	$9,166,666	$—
Warrant Liabilities - Private Placement Warrants	3	$5,476,000	$2,565,333

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	September 30,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock price	$9.93	$9.88
Volatility	5.50%	9.60%
Term	5.25	5.16
Risk-free rate	3.97%	1.27%
Dividend yield	0.00%	0.00%

	December 31,	December 31,
	2021	2020
Exercise price	$11.50	$11.50
Stock price	$9.88	$10.13
Volatility	9.6%	16.7%
Term	5.16	5.96
Risk-free rate	1.27%	0.50%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of the warrant liabilities

Private Placement
Fair value as of December 31, 2021	$2,565,333
Change in fair value	(1,282,666)
Fair value as of March 31, 2022	1,282,667
Change in fair value	(888,000)
Fair value as of June 30, 2022	394,667
Change in fair value	(98,667)
Fair value as of September 30, 2022	$296,000

Private Placement
Fair value as of December 31, 2020	$5,476,000
Change in fair value	98,666
Fair value as of March 31, 2021	5,574,666
Change in fair value	(493,333)
Fair value as of June 30, 2021	5,081,333
Change in fair value	(986,667)
Fair value as of September 30, 2021	$4,094,666

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$5,476,000	$9,166,666	$14,642,666
Change in fair value	(2,910,667)	(4,833,333)	(7,744,000)
Transfer to level 1	—	(4,333,333)	(4,333,333)
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333